Asset Retirement Obligations and Accrued Environmental Costs (Tables)	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations and accrued environmental costs
Note 10—Asset Retirement Obligations and Accrued

Environmental Costs

Asset retirement obligations and accrued environmental

costs at December 31 were:
Millions of Dollars
2019 2018
Asset retirement obligations $ 6,206 7,908
Accrued environmental costs 171 178
Total asset retirement obligations and accrued environmental costs 6,377 8,086
Asset retirement obligations and accrued environmental

costs due within one year*
(1,025) (398)
Long-term asset retirement obligations and accrued

environmental costs
$ 5,352 7,688
*Classified as a current

liability on the balance sheet

under “Other accruals.” $
741

million relates to assets which

are held for sale as

of
December 31, 2019. For additional

information see Note 5—Asset Acquisitions

and Dispositions.

Changes in overall asset retirement obligation changed
During 2019 and 2018, our overall ARO changed

as follows:
Millions of Dollars
2019 2018
Balance at January 1 $ 7,908 7,798
Accretion of discount 322 348
New obligations 155 657
Changes in estimates of existing obligations 50 (266)
Spending on existing obligations (229) (228)
Property dispositions (1,920) (161)
Foreign currency translation (80) (240)
Balance at December 31 $ 6,206 7,908